CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 742,095		$ 521,253
Inventories	12,571		11,284
Accounts receivable	57,122		54,757
Income tax receivable	7,129		17,786
Deferred tax asset	14,397		10,583
Prepaid expenses and other	11,278		11,300
Total current assets	844,592		626,963
Theatre properties and equipment
Land	102,490		97,244
Buildings	398,151		397,857
Property under capital lease	244,022		226,522
Theatre furniture and equipment	748,756		677,422
Leasehold interests and improvements	790,710		704,882
Total	2,284,129		2,103,927
Less accumulated depreciation and amortization	979,171		865,077
Theatre properties and equipment, net	1,304,958		1,238,850
Other assets
Goodwill	1,150,811	[1]	1,150,637	[1]
Intangible assets-net	330,741		336,907
Investment in NCM	78,123		72,040
Investment in DCIP	23,012		12,798
Investment in marketable securities-RealD	13,707		9,709
Investments in and advances to affiliates	1,237		1,543
Long-term deferred tax asset	13,187		8,826
Deferred charges and other assets-net	102,044		63,980
Total other assets	1,712,862		1,656,440
Total assets	3,862,412		3,522,253
Current liabilities
Current portion of long-term debt	9,546		12,145
Current portion of capital lease obligations	11,064		9,639
Income tax payable	8,891		6,506
Current liability for uncertain tax positions	14,900
Accounts payable	70,809		65,819
Accrued film rentals	65,059		64,373
Accrued interest	4,694		6,147
Accrued payroll	39,443		34,270
Accrued property taxes	24,599		24,086
Accrued other current liabilities	88,186		81,265
Total current liabilities	337,191		304,250
Long-term liabilities
Long-term debt, less current portion	1,754,464		1,560,076
Capital lease obligations, less current portion	139,107		131,533
Deferred income taxes	177,960		162,449
Liability for uncertain tax positions	19,575		22,411
Deferred lease expenses	38,297		34,466
Deferred revenue-NCM	241,305		236,310
Other long-term liabilities	58,301		45,465
Total long-term liabilities	2,429,009		2,192,710
Commitments and contingencies (see Note 20)
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543		49,543
Treasury stock, 57,245 Class B shares at cost	(24,233)		(24,233)
Additional paid-in-capital	1,192,106		1,176,535
Accumulated deficit	(94,425)		(163,632)
Accumulated other comprehensive loss	(37,698)		(23,682)
Total Cinemark USA, Inc.'s stockholder's equity	1,085,293		1,014,531
Noncontrolling interests	10,919		10,762
Total equity	1,096,212		1,025,293
Total liabilities and equity	3,862,412		3,522,253
Class A common stock
Cinemark USA, Inc.'s stockholder's equity:
Common stock
Class B common stock
Cinemark USA, Inc.'s stockholder's equity:
Common stock	$ 49,543		$ 49,543

[1]	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.